CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of the carrying amounts of Series C and Series D shares

The following is the roll forward of the carrying amounts of Series C and Series D shares for the two years ended December 31, 2010 and 2011:

Carrying
amount

Series C Shares:
Balance as of January 1, 2011	$28,520
Conversion to ordinary shares as set out in Note 19	(28,520)
Balance as of December 31, 2011	—

Carrying
amount

Series D shares:
Balance as of January 1, 2010	$193,398
Exercise of Tranche 3 Series D warrants (Note 19)	98,538
Exercise of Tranche 4 Series D warrants (Note 19)	279,503
Balance as of December 31, 2010	571,439
Conversion to ordinary shares as set out in Note 19	(571,439)
Balance as of December 31, 2011	—